UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2008

        Check here if Amendment [ ]; Amendment Number:

        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

        Institutional Investment Manager Filing this Report:

                                   Stodir hf.
                             (formerly FL Group hf.)
                                   Sidumuli 24
                                  108 Reykjavik
                                     Iceland

                           13F File Number: 028-13042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:   Bernhard Bogason

          Title:  Managing Director, Legal and Tax

          Phone:  (354) 591-4400


                     Signature, Place, and Date of Signing:

/s/ Bernhard Bogason         Reykjavik, Iceland               November 13, 2008
---------------------      ---------------------              -----------------
(Signature)                (City, State) (Zip)                (Date)

                         Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       1

Form 13F Information Table Value Total:      $1,104 (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

None

Additional Information: Final Report

Prior to the end of fiscal year 2007, the reporting person ceased to be the owner of $100 million or more of "Section 13(f) securities." However, the reporting person has been required to continue to report its holdings of such securities on Form 13F for each of the first 3 quarters of 2008 pursuant to Rule 13f-1 of the Securities Exchange Act of 1934. Accordingly, this Form 13F, filed for the quarter ended September 30, 2008, is the last Form 13F that the reporting person is required to file unless and until the reporting person again is the holder of Section 13(f) securities with an aggregate value of $100 million or more.


                                               FORM 13F INFORMATION TABLE

----------------- ---------- ----------- ---------- ----------- ------ -------- ----------- --------- ------------------------------
NAME OF           TITLE OF   CUSIP (2)   VALUE      SHARES/      SH/   PUT/     INVSMNT     OTHER     VOTING AUTHORITY
ISSUER            CLASS (1)                         PRN AMT     PRN    CALL     DSCRETN     MANAGERS
                                         (x$1000)
----------------- ---------- ----------- ---------- ----------- ------ -------- ----------- --------- ------------------------------
                                                                                                      SOLE    SHARED      NONE (3)
----------------- ---------- ----------- ---------- ----------- ------ -------- ----------- --------- ------- ----------- ----------
DECODE GENETICS   COM        243586104       1,104   2,829,729  SH     CALL     SOLE                                      2,829,729
INC
----------------- ---------- ----------- ---------- ----------- ------ -------- ----------- --------- ------- ----------- ----------

(1) With respect to options and other derivative securities, denotes the title of the class of the underlying securities to which such derivative security relates.
(2) With respect to options and other derivative securities, denotes the CUSIP number of the underlying securities to which such derivative security relates.
(3) If the reporting person were to acquire the securities underlying the subject options, the reporting person would have sole voting authority with respect to such securities.
